Summary of Intangible Assets by Major Asset Class (Detail) - Purchased Software Cost $ in Thousands	Dec. 31, 2017 USD ($)
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 11
Accumulated amortization	8
Net	$ 3